Restricted cash (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Restricted cash
Pledged bank deposits		¥ 3,367,396,000		¥ 3,910,516,000
Accrued interest		71,727,000		85,722,000
Time deposits with initial terms over three months		1,166,000
Restricted cash		¥ 3,440,289,000		¥ 3,996,238,000
Time deposits, minimum initial term	3 months
Weighted average
Restricted cash
Interest rate (in percent)	4.64%	4.64%	4.78%	4.78%
Short term borrowings
Restricted cash
Pledged bank deposits	$ 467,800,000	¥ 3,263,466,000	$ 565,980,000	¥ 3,884,434,000
Short term borrowings | Weighted average
Restricted cash
Interest rate (in percent)	3.16%	3.16%	3.16%	3.16%
Business guarantee
Restricted cash
Pledged bank deposits		¥ 1,729,000		¥ 2,061,000
Currency forwards and swaps
Restricted cash
Pledged bank deposits	$ 14,650,000	¥ 102,201,000	$ 3,500,000	¥ 24,021,000